Segments - Summary of Revenue by Geography (Detail) - USD ($)	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Jan. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 2,134,000	$ 1,540,000	$ 4,238,000	$ 3,900,000
Revenue from Rights Concentration Risk [Member] | Revenue Benchmark [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration Risk, Percentage	100.00%	100.00%	100.00%	100.00%
Rigetti Holdings Inc
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues					$ 8,196,306	$ 5,542,598
US
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 1,649,000	$ 593,000	$ 3,550,000	$ 2,783,000
US | Revenue from Rights Concentration Risk [Member] | Revenue Benchmark [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration Risk, Percentage	77.30%	38.50%	83.80%	71.40%
US | Rigetti Holdings Inc
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues					5,826,004	5,108,847
GB
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 485,000	$ 947,000	$ 688,000	$ 1,117,000
GB | Revenue from Rights Concentration Risk [Member] | Revenue Benchmark [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Concentration Risk, Percentage	22.70%	61.50%	16.20%	28.60%
GB | Rigetti Holdings Inc
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues					2,370,302	412,747
AU | Rigetti Holdings Inc
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues					$ 0	$ 21,004